16. EVENT SUBSEQUENT TO THE REPORTING PERIOD (Details)	12 Months Ended
Sep. 30, 2018 CAD ($) $ / shares shares
Details
Subsequent Event, Date	Dec. 24, 2018
Non-flow-through units issued | shares	5,000,000
Non-flow-through units, price per share | $ / shares	$ 0.05
Non-flow-through units, gross proceeds | $	$ 250,000
Flow-through units issued | shares	10,203,333
Flow-through units, price per share | $ / shares	$ 0.06
Flow-through units, gross proceeds | $	$ 612,200
Cash finder's fee | $	$ 50,760
Finder's warrants issued | shares	887,250